Cover Page	Nov. 03, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	OppFi Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39550
Entity Tax Identification Number	85-1648122
Entity Address, Address Line One	130 E. Randolph Street
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	212-8079
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001818502
Amendment Flag	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	OPFI
Security Exchange Name	NYSE